Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital	Contributed surplus	Retained earnings	Currency translation adjustments	Cash flow hedge reserve	Total accumulated other comprehensive income	Non-controlling interests
Beginning balance at Mar. 31, 2024	$ 1,683,947	$ 865,897	$ 26,119	$ 724,495	$ 48,635	$ 15,520	$ 64,155	$ 3,281
Changes in equity [abstract]
Net income (loss)	(27,978)			(28,049)				71
Other comprehensive income (loss)	102,902			(120)	122,292	(19,592)	102,700	322
Comprehensive income	74,924			(28,169)	122,292	(19,592)	102,700	393
Non-controlling interest	0			94				(94)
Stock-based compensation	10,564		10,564
Exercise of stock options	495	639	(144)
U.S. initial public offering	(14,690)	(14,690)
Common shares held in trust	(45,883)	(9,831)		(36,052)
Ending balance at Mar. 31, 2025	1,709,357	842,015	36,539	660,368	170,927	(4,072)	166,855	3,580
Changes in equity [abstract]
Net income (loss)	71,733			71,637				96
Other comprehensive income (loss)	4,394			526	(8,573)	12,610	4,037	(169)
Comprehensive income	76,127			72,163	(8,573)	12,610	4,037	(73)
Non-controlling interest	(4,370)			(2,564)				(1,806)
Stock-based compensation	5,057		5,057
Exercise of stock options	12,422	16,099	(3,677)
Settlement of RSUs (note 19)	0	7,161	(7,161)
U.S. initial public offering	(9,616)	(9,616)
Common shares held in trust	(10,200)	(2,854)		(7,346)
Hedging reserve reclassified to net income	681					681	681
Ending balance at Mar. 31, 2026	$ 1,779,458	$ 852,805	$ 30,758	$ 722,621	$ 162,354	$ 9,219	$ 171,573	$ 1,701